PROPERTY, PLANT, AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT, AND EQUIPMENT
PROPERTY, PLANT, AND EQUIPMENT

11 – PROPERTY, PLANT, AND EQUIPMENT

The breakdown of property, plant, and equipment at the end of each period is as follows:

Property, plant and equipment, gross	12.31.2025	12.31.2024
	ThCh$	ThCh$
Construction in progress	71,046,048	128,215,798
Land	169,299,053	123,895,947
Buildings	462,387,416	436,959,682
Plant and equipment	979,677,819	883,485,697
Information technology equipment	42,776,522	38,690,860
Fixed installations and accessories	61,907,492	79,376,966
Vehicles	100,693,925	93,948,092
Leasehold improvements	456,829	417,335
Right of use	110,230,009	101,789,265
Other property, plant, and equipment (1)	538,439,121	591,042,877
Total gross property, plant and equipment	2,536,914,234	2,477,822,519

Accumulated depreciation of Property, plant and equipment	12.31.2025	12.31.2024
	ThCh$	ThCh$
Buildings	(158,944,387)	(154,234,604)
Plant and equipment	(613,239,881)	(604,950,321)
Information technology equipment	(31,367,812)	(28,031,257)
Fixed installations and accessories	(38,045,449)	(51,636,433)
Vehicles	(61,118,362)	(58,719,029)
Leasehold improvements	(421,224)	(333,299)
Right-of-use	(78,840,844)	(66,670,171)
Other property, plant, and equipment (1)	(375,551,016)	(415,473,833)
Total accumulated depreciation	(1,357,528,975)	(1,380,048,947)
Total net property, plant, and equipment	1,179,385,259	1,097,773,572
(1)	The net balance of each of these categories is presented below:

Other property, plant, and equipment, net	12.31.2025	12.31.2024
	ThCh$	ThCh$
Containers	49,435,791	52,405,316
Promotional and marketing assets (market assets)	79,493,295	87,694,964
Other property, plant, and equipment	33,959,019	35,468,764
Total	162,888,105	175,569,044

11.1     Movements

The details of the movements in Property, plant, and equipment are as follows:

						Fixed
				Plant and	IT	installations		Leasehold		Rights-of-use	Property, plant
	Construction		Buildings,	equipment,	equipment,	and fixtures,		improvements,		assets,	and equipment,
	in progress	Land	net	net	net	net	Vehicles, net	net	Other	net (1)	net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2025	128,215,798	123,895,947	282,725,078	278,535,376	10,659,603	27,740,533	35,229,063	84,036	175,569,044	35,119,094	1,097,773,572
Additions	153,726,539	6,833,918	1,937,584	34,166,824	1,821,997	228,399	5,346,923	3,979	57,682,883	112,162	261,861,208
Additions to rights of use	—	—	—	—	—	—	—	—	—	14,866,967	14,866,967
Expropriations	—	(1,304,279)	(180,482)	(18,737)	(332,071)	(1,129)	(507,330)	(77,551)	(2,613,192)	(1,492,609)	(6,527,380)
Transfers between property, plant and equipment items	(212,563,731)	42,192,551	39,191,443	106,172,216	3,249,288	2,064,175	6,584,016	14,303	12,460,788	634,951	—
Transfers of rights of use	—	—	—	—	—	—	—	—	—	—	—
Depreciation expense	—	—	(12,198,794)	(43,527,400)	(3,866,130)	(3,178,635)	(7,075,795)	(29,917)	(63,936,295)	—	(133,812,966)
Amortization	—	—	—	—	—	—	—	—	—	(15,610,664)	(15,610,664)
Increase (decrease) in foreign currency exchange	2,574,353	(2,319,084)	(7,956,750)	(5,999,481)	(258,483)	(2,991,300)	(75,085)	1,483	(11,247,906)	(2,085,870)	(30,358,123)
Other increases (decreases) (2)	(906,911)	—	(75,050)	(2,890,860)	134,506	—	73,771	39,272	(5,027,217)	(154,866)	(8,807,355)
Total movements	(57,169,750)	45,403,106	20,717,951	87,902,562	749,107	(3,878,490)	4,346,500	(48,431)	(12,680,939)	(3,729,929)	81,611,687
Balance at 12.31.2025	71,046,048	169,299,053	303,443,029	366,437,938	11,408,710	23,862,043	39,575,563	35,605	162,888,105	31,389,165	1,179,385,259
(1)	Assets for rights of use are composed as follows:

		Accumulated
Right-of-use	Gross asset	depreciation	Net asset
	ThCh$	ThCh$	ThCh$
Construction and buildings	26,649,116	(15,136,605)	11,512,511
Plant and equipment	57,140,853	(43,275,289)	13,865,564
Information Technology Equipment	1,276,895	(688,920)	587,975
Motor vehicles	20,037,359	(14,633,305)	5,404,054
Other	5,125,786	(5,106,725)	19,061
Total	110,230,009	(78,840,844)	31,389,165

Interest expense on lease liabilities at December 31, 2025 amounts to ThCh$ 2,817,626

(2)This mainly corresponds to the effect of applying IAS 29 in Argentina.

						Fixed
				Plant and	IT	installations and		Leasehold		Rights-of-use	Property, plant
	Construction			equipment,	equipment,	fixtures,		improvements,		assets,	and equipment,
	in progress	Land	Buildings, net	net	net	net	Vehicles, net	net	Other	net (1)	net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2024	96,126,388	115,737,432	225,632,198	214,975,672	9,422,508	15,531,067	33,251,614	69,034	128,351,543	33,291,355	872,388,811
Additions	176,217,015	—	4,864,795	22,486,660	2,277,835	304,637	8,265,490	9,867	75,744,148	—	290,170,447
Additions Rights of use	—	—	—	—	—	—	—	—	—	12,348,946	12,348,946
Expropriations	—	(127,759)	(833,890)	(297,450)	(7,002)	(118,918)	(480,928)	—	(6,204,638)	(62,786)	(8,133,371)
Transfers between property, plant and equipment items	(134,329,091)	3,713,656	43,572,212	62,388,806	2,145,890	8,391,578	1,094,118	48,874	13,194,706	(220,749)	—
Transfers of rights of use	—	—	—	—	—	—	—	—	—	—	—
Depreciation expense	—	—	(10,722,943)	(38,015,053)	(3,989,250)	(3,348,747)	(6,710,478)	(31,229)	(64,154,852)	—	(126,972,552)
Amortization	—	—	—	—	—	—	—	—	—	(16,452,010)	(16,452,010)
Increase (decrease) in foreign currency exchange	13,620,466	4,572,618	20,338,726	13,733,575	1,036,332	6,980,916	(506,611)	(12,929)	35,646,625	5,997,508	101,407,226
Other increases (decreases) (2)	(23,418,980)	—	(126,020)	3,263,166	(226,710)	—	315,858	419	(7,008,488)	216,830	(26,983,925)
Total movements	32,089,410	8,158,515	57,092,880	63,559,704	1,237,095	12,209,466	1,977,449	15,002	47,217,501	1,827,739	225,384,761
Balance at December 31, 2024	128,215,798	123,895,947	282,725,078	278,535,376	10,659,603	27,740,533	35,229,063	84,036	175,569,044	35,119,094	1,097,773,572
(1)	Assets for rights of use are composed as follows:

		Accumulated
Right-of-use	Gross asset	depreciation	Net asset
	ThCh$	ThCh$	ThCh$
Construction and buildings	24,518,751	(10,751,991)	13,766,760
Plant and equipment	55,846,552	(38,939,105)	16,907,447
Information Technology Equipment	999,207	(631,045)	368,162
Motor vehicles	14,696,107	(10,646,117)	4,049,990
Other	5,728,648	(5,701,913)	26,735
Total	101,789,265	(66,670,171)	35,119,094

Interest expense on lease liabilities at December 31, 2024 period amounts to ThCh$ 3,277,261

(2)	This mainly corresponds to the effect of applying IAS 29 in Argentina.

						Fixed facilities
				Plant and	IT	and		Leasehold			Property, plant
	Construction			equipment,	equipment,	accessories,		improvements,		Rights-of-use,	and equipment,
	in progress	Land	Buildings, net	net	net	net	Vehicles, net	net	Others	net (1)	net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at 01.01.2023	49,169,567	104,906,878	220,452,589	194,082,859	7,735,547	25,741,063	31,158,954	80,186	144,297,623	20,595,993	798,221,259
Additions	100,905,107	11,316,009	1,266,472	37,341,985	1,081,074	6,248	3,804,000	22,935	41,756,709	—	197,500,539
Right-of use additions	—	—	—	—	—	—	—	—	—	25,119,021	25,119,021
Disposals	—	—	(6,707)	(292,766)	(1,365)	—	(42,333)	—	(1,431,798)	(174,444)	(1,949,413)
Transfers between items of Property, plant and equipment	(57,285,699)	—	9,985,619	21,285,201	2,279,728	2,148,709	2,511,373	—	18,399,131	675,938	—
Right-of-use transfers	—	—	—	—	—	—	—	—	—	—	—
Depreciation expense	—	—	(9,175,999)	(29,999,476)	(3,048,237)	(1,903,192)	(5,692,021)	(46,176)	(46,855,960)	—	(96,721,061)
Amortization	—	—	—	—	—	—	—	—	—	(11,005,033)	(11,005,033)
Increase (decrease) due to foreign currency translation differences	95,202	(485,959)	(4,295,531)	(2,173,388)	311,883	(3,243,921)	898,032	4,474	(16,326,501)	56,926	(25,158,783)
Other increase (decrease) (2)	3,242,211	504	7,405,755	(5,268,743)	1,063,878	(7,217,840)	613,609	7,615	(11,487,661)	(1,977,046)	(13,617,718)
Total movements	46,956,821	10,830,554	5,179,609	20,892,813	1,686,961	(10,209,996)	2,092,660	(11,152)	(15,946,080)	12,695,362	74,167,552
Ending balance at 12.31.2023	96,126,388	115,737,432	225,632,198	214,975,672	9,422,508	15,531,067	33,251,614	69,034	128,351,543	33,291,355	872,388,811
(1)Right of use assets is composed as follows:

		Accumulated
Right-of-use	Gross asset	depreciation	Net asset
	ThCh$	ThCh$	ThCh$
Constructions and buildings	16,246,384	(6,883,481)	9,362,903
Plant and Equipment	52,431,352	(35,679,624)	16,751,728
IT equipment	1,155,261	(1,030,250)	125,011
Motor vehicles	22,051,973	(15,132,557)	6,919,416
Others	8,380,181	(8,247,884)	132,297
Total	100,265,151	(66,973,796)	33,291,355

Lease liabilities interest expenses as of December 2023 was ThCh$ 2,616,945

(2)	Corresponds mainly to the effect of adopting IAS 29 in Argentina.